Investment in Securities (Tables)	6 Months Ended
Sep. 30, 2024
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2024 and September 30, 2024 consists of the following:

	Millions of yen

	March 31, 2024	September 30, 2024
Equity securities *	¥597,601	¥584,008
Available-for-sale debt securities	2,665,478	2,601,080

Total	¥3,263,079	¥3,185,088

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥146,047 million as of March 31, 2024 and September 30, 2024, respectively. The amount of investment funds and others that elected the fair value option and were included in equity securities were ¥
26,945 million and ¥25,618 million as of March 31, 2024 and September 30, 2024, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2024 and September 30, 2024, and for the six months ended September 30, 2023 and 2024.

	Millions of yen

	March 31, 2024			Six months ended September 30, 2023

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥96,714	¥(16,171)	¥2,201	¥(90)	¥956

	Millions of yen

	September 30, 2024			Six months ended September 30, 2024

	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments

Equity securities measured using the measurement alternative	¥88,692	¥(16,429)	¥2,680	¥(780)	¥634

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities in each major security type as of March 31, 2024 and September 30, 2024 are as follows:
March 31, 2024

	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,299,025	¥0	¥11,526	¥(275,637)	¥1,034,914
Japanese prefectural and foreign municipal bond securities	425,426	(248)	2,623	(26,336)	401,465
Corporate debt securities	905,706	0	21,415	(82,542)	844,579
CMBS and RMBS in the Americas	88,586	0	929	(1,775)	87,740
Other asset-backed securities and debt securities	297,197	(386)	5,496	(5,527)	296,780

	3,015,940	(634)	41,989	(391,817)	2,665,478

September 30, 2024
	Millions of yen

	Amortized cost	Allowance for credit losses	Gross unrealized gains	Gross unrealized losses	Fair value

Available-for-sale debt securities:
Japanese and foreign government bond securities	¥1,419,155	¥0	¥8,589	¥(340,948)	¥1,086,796
Japanese prefectural and foreign municipal bond securities	432,387	(234)	3,895	(24,203)	411,845
Corporate debt securities	874,013	0	17,066	(91,931)	799,148
CMBS and RMBS in the Americas	86,582	0	1,159	(1,275)	86,466
Other asset-backed securities and debt securities	217,775	(306)	4,960	(5,604)	216,825

	¥3,029,912	¥(540)	¥35,669	¥(463,961)	¥2,601,080

Summary of rollforwards of allowance for credit losses
The following table presents rollforwards of the allowance for credit losses for the six months ended September 30, 2023 and 2024, respectively:

	Millions of yen
	Six months ended September 30, 2023
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥144	¥0	¥144
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	80	212	292
Increase (Decrease) from the effects of changes in foreign exchange rates	22	10	32

Ending	¥246	¥222	¥468

	Millions of yen
	Six months ended September 30, 2024
	Foreign municipal bond securities	Foreign other asset- backed securities and debt securities	Total
Beginning	¥248	¥386	¥634
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0	35	35
Additional increases to the allowance for credit losses on available-for-sale debt securities that had an allowance recorded in a previous period	0	31	31
Increase (Decrease) from the effects of changes in foreign exchange rates	(14)	(146)	(160)

Ending	¥234	¥306	¥540

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses (including allowance for credit losses) and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2024 and September 30, 2024, respectively:
March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	81,368	(573)	234,289	(26,011)	315,657	(26,584)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	46,950	(2,557)	52,382	(3,356)	99,332	(5,913)

	¥533,528	¥(25,087)	¥1,347,158	¥(367,364)	¥1,880,686	¥(392,451)

September 30, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥114,175	¥(8,315)	¥801,192	¥(332,633)	¥915,367	¥(340,948)
Japanese prefectural and foreign municipal bond securities	54,985	(753)	228,194	(23,684)	283,179	(24,437)
Corporate debt securities	89,296	(1,963)	429,753	(89,968)	519,049	(91,931)
CMBS and RMBS in the Americas	7,847	(83)	22,246	(1,192)	30,093	(1,275)
Other asset-backed securities and debt securities	10,999	(1,512)	41,206	(4,398)	52,205	(5,910)

	¥277,302	¥(12,626)	¥1,522,591	¥(451,875)	¥1,799,893	¥(464,501)

The following table provides information about
available-for-sale
debt securities with gross unrealized losses for which allowance for credit losses were not recorded and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2024 and September 30, 2024, respectively:
March 31, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥288,662	¥(20,561)	¥605,941	¥(255,076)	¥894,603	¥(275,637)
Japanese prefectural and foreign municipal bond securities	80,058	(488)	230,512	(25,848)	310,570	(26,336)
Corporate debt securities	113,066	(1,317)	418,666	(81,225)	531,732	(82,542)
CMBS and RMBS in the Americas	3,482	(79)	35,880	(1,696)	39,362	(1,775)
Other asset-backed securities and debt securities	45,517	(2,474)	51,812	(2,932)	97,329	(5,406)

	¥530,785	¥(24,919)	¥1,342,811	¥(366,777)	¥1,873,596	¥(391,696)

September 30, 2024

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥114,175	¥(8,315)	¥801,192	¥(332,633)	¥915,367	¥(340,948)
Japanese prefectural and foreign municipal bond securities	53,750	(673)	224,634	(23,530)	278,384	(24,203)
Corporate debt securities	89,296	(1,963)	429,753	(89,968)	519,049	(91,931)
CMBS and RMBS in the Americas	7,847	(83)	22,246	(1,192)	30,093	(1,275)
Other asset-backed securities and debt securities	10,922	(1,451)	40,850	(4,097)	51,772	(5,548)

	¥275,990	¥(12,485)	¥1,518,675	¥(451,420)	¥1,794,665	¥(463,905)